SUBSEQUENT EVENTS (Detail Textuals) - USD ($)		1 Months Ended				2 Months Ended					3 Months Ended		9 Months Ended
	Aug. 07, 2016	Jun. 30, 2017	Jun. 15, 2017	Oct. 13, 2016	Oct. 07, 2016	Nov. 11, 2016	Nov. 02, 2016	Nov. 01, 2016	Oct. 31, 2016	Oct. 25, 2016	Nov. 22, 2016	Nov. 16, 2016	May 31, 2017	May 31, 2016
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock													$ 940,000
Options
Subsequent Event [Line Items]
Number of options issued to employee	50,000
Common stock issued price per share	$ 0.50
Subsequent Event
Subsequent Event [Line Items]
Number of common shares issued				312,500						312,500	1,500,000
Common stock issued price per share				$ 0.80						$ 0.80	$ 0.80
Value of common shares issued				$ 250,000						$ 250,000	$ 1,200,000
Number of common stock called by warrants				312,500						312,500	1,500,000
Term of warrants				1 year						1 year	1 year
Purchase price of warrants purchased			$ 1.25	$ 1.25						$ 1.25	$ 1.25
Balance, Shares		289,390	400,000
Warrants to purchase		289,390
Proceeds from Issuance of Common Stock		$ 493,900	$ 500,000
Exercise price			$ 1.25	$ 1.25						$ 1.25	$ 1.25
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Common stock issued price per share		$ 1.66
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Common stock issued price per share		$ 2.41
Subsequent Event | Issuance of additional common stock on October 25, 2016
Subsequent Event [Line Items]
Number of common shares issued										10,000
Common stock issued price per share										$ 0.80
Value of common shares issued										$ 8,000
Number of common stock called by warrants										10,000
Purchase price of warrants purchased										$ 1.25
Exercise price										$ 1.25
Subsequent Event | Options | Vest on October 7, 2017
Subsequent Event [Line Items]
Number of options issued to employee					1,500,000
Common stock issued price per share					$ 0.75
Termination period after vesting date					5 years
Subsequent Event | Options | Vest on October 7, 2018
Subsequent Event [Line Items]
Number of options issued to employee					1,500,000
Common stock issued price per share					$ 1.25
Termination period after vesting date					5 years
Subsequent Event | Options | Vest on October 7, 2019
Subsequent Event [Line Items]
Number of options issued to employee					1,500,000
Common stock issued price per share					$ 2.00
Termination period after vesting date					5 years
Subsequent Event | Options | Vest on November 1, 2017
Subsequent Event [Line Items]
Number of options issued to employee								1,500,000
Common stock issued price per share								$ 0.75
Termination period after vesting date								5 years
Subsequent Event | Options | Vest on November 1, 2018
Subsequent Event [Line Items]
Number of options issued to employee								1,500,000
Common stock issued price per share								$ 1.25
Termination period after vesting date								5 years
Subsequent Event | Options | Vest on November 1, 2019
Subsequent Event [Line Items]
Number of options issued to employee								1,500,000
Common stock issued price per share								$ 2.00
Termination period after vesting date								5 years
Jet Midwest Group, LLC | Subsequent Event
Subsequent Event [Line Items]
Number of common shares issued									1,250,000
IRTH Communications, LLC | Subsequent Event
Subsequent Event [Line Items]
Value of shares issued for services							$ 100,000
Monthly non-refundable retainer							$ 7,500
Number of shares issued for services						125,000
Eurasian Capital, LLC | Subsequent Event
Subsequent Event [Line Items]
Value of shares issued for services												$ 10,000
Number of shares issued for services												13,158
ZapZorn | Subsequent Event
Subsequent Event [Line Items]
Monthly fee										$ 2,500
Number of common shares issued										150,000
Common stock issued price per share										$ 1.00